UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   DECEMBER 31

Date of Reporting Period:  MARCH 31, 2008



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA TOTAL RETURN STRATEGY FUND - 1ST QUARTER REPORT - PERIOD ENDED
MARCH 31, 2008

[LOGO OF USAA]
    USAA(R)

                       USAA TOTAL RETURN STRATEGY Fund(R)


                     1ST QUARTER Portfolio of Investments


                                 MARCH 31, 2008

                                                                      (Form N-Q)

48701-0508                                  (C)2008, USAA.  All rights reserved.

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USAA TOTAL RETURN STRATEGY FUND
MARCH 31, 2008 (UNAUDITED)

                                                                                                    MARKET
       NUMBER                                                                                        VALUE
    OF SHARES  SECURITY                                                                              (000)
 ----------------------------------------------------------------------------------------------------------


               LONG POSITIONS (97.3%)

               COMMON STOCKS (17.5%)(A)

               CONSUMER DISCRETIONARY (3.0%)
               -----------------------------
               APPAREL RETAIL (0.1%)
       19,500  American Eagle Outfitters, Inc.                                             $          341
                                                                                          ---------------
               AUTO PARTS & EQUIPMENT (0.2%)
        7,500  Autoliv, Inc.                                                                          377
                                                                                          ---------------
               AUTOMOBILE MANUFACTURERS (0.1%)
       59,400  Ford Motor Co.  *                                                                      340
                                                                                          ---------------
               AUTOMOTIVE RETAIL (0.4%)
       12,100  Advance Auto Parts, Inc.                                                               412
          500  AutoZone, Inc.  *                                                                       57
       22,200  Penske Automotive Group, Inc.                                                          432
                                                                                          ---------------
                                                                                                      901
                                                                                          ---------------
               BROADCASTING & CABLE TV (0.4%)
        5,200  CBS Corp. "B"                                                                          115
       17,000  DIRECTV Group, Inc.  *                                                                 421
       14,300  Dish Network Corp. "A"  *                                                              411
                                                                                          ---------------
                                                                                                      947
                                                                                          ---------------
               CASINOS & GAMING (0.3%)
       17,500  Boyd Gaming Corp.                                                                      350
        4,100  Wynn Resorts Ltd.                                                                      413
                                                                                          ---------------
                                                                                                      763
                                                                                          ---------------
               COMPUTER & ELECTRONICS RETAIL (0.2%)
        9,100  Best Buy Co., Inc.                                                                     377
                                                                                          ---------------
               CONSUMER ELECTRONICS (0.2%)
        6,900  Garmin Ltd.                                                                            373
                                                                                          ---------------
               HOME FURNISHINGS (0.1%)
       23,900  Leggett & Platt, Inc.                                                                  364
                                                                                          ---------------
               HOTELS, RESORTS, & CRUISE LINES (0.2%)
       11,200  Royal Caribbean Cruises Ltd.                                                           368
                                                                                          ---------------
               HOUSEHOLD APPLIANCES (0.1%)
        3,300  Stanley Works                                                                          157
                                                                                          ---------------
               MOVIES & ENTERTAINMENT (0.3%)
       21,300  Regal Entertainment Group "A"                                                          411
       40,700  Warner Music Group Corp.                                                               203
                                                                                          ---------------
                                                                                                      614
                                                                                          ---------------
               RESTAURANTS (0.2%)
       10,500  Yum! Brands, Inc.                                                                      391
                                                                                          ---------------
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USAA TOTAL RETURN STRATEGY FUND
MARCH 31, 2008 (UNAUDITED)


                                                                                                    MARKET
       NUMBER                                                                                        VALUE
    OF SHARES  SECURITY                                                                              (000)
 ----------------------------------------------------------------------------------------------------------
               SPECIALTY STORES (0.2%)
       13,000  Barnes & Noble, Inc.                                                        $          398
                                                                                          ---------------
               Total Consumer Discretionary                                                         6,711
                                                                                          ---------------

               CONSUMER STAPLES (1.3%)
               -----------------------
               FOOD RETAIL (0.5%)
        8,300  Kroger Co.                                                                             211
       14,400  Safeway, Inc.                                                                          422
       15,400  SUPERVALU, Inc.                                                                        462
                                                                                          ---------------
                                                                                                    1,095
                                                                                          ---------------
               HYPERMARKETS & SUPER CENTERS (0.2%)
       12,900  BJ's Wholesale Club, Inc.  *                                                           460
                                                                                          ---------------
               PERSONAL PRODUCTS (0.2%)
        9,900  Herbalife Ltd.                                                                         470
                                                                                          ---------------
               SOFT DRINKS (0.4%)
       10,600  Pepsi Bottling Group, Inc.                                                             360
       14,500  PepsiAmericas, Inc.                                                                    370
                                                                                          ---------------
                                                                                                      730
                                                                                          ---------------
               Total Consumer Staples                                                               2,755
                                                                                          ---------------

               ENERGY (1.7%)
               -------------
               COAL & CONSUMABLE FUELS (0.3%)
        5,200  Foundation Coal Holdings, Inc.                                                         262
       10,400  Massey Energy Corp.                                                                    379
                                                                                          ---------------
                                                                                                      641
                                                                                          ---------------
               INTEGRATED OIL & GAS (0.2%)
        4,700  Hess Corp.                                                                             415
                                                                                          ---------------
               OIL & GAS DRILLING (0.4%)
        9,300  Helmerich & Payne, Inc.                                                                436
        3,068  Transocean, Inc.  *                                                                    415
                                                                                          ---------------
                                                                                                      851
                                                                                          ---------------
               OIL & GAS EQUIPMENT & SERVICES (0.5%)
        7,900  FMC Technologies, Inc.  *                                                              449
       20,900  Global Industries Ltd.  *                                                              336
        6,400  Superior Energy Services, Inc.  *                                                      254
                                                                                          ---------------
                                                                                                    1,039
                                                                                          ---------------
               OIL & GAS EXPLORATION & PRODUCTION (0.1%)
        5,900  St. Mary Land & Exploration Co.                                                        227
                                                                                          ---------------
               OIL & GAS REFINING & MARKETING (0.2%)
       10,000  Frontier Oil Corp.                                                                     273
        5,900  Sunoco, Inc.                                                                           309
                                                                                          ---------------
                                                                                                      582
                                                                                          ---------------
               Total Energy                                                                         3,755
                                                                                          ---------------
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USAA TOTAL RETURN STRATEGY FUND
MARCH 31, 2008 (UNAUDITED)


                                                                                                    MARKET
       NUMBER                                                                                        VALUE
    OF SHARES  SECURITY                                                                              (000)
 ----------------------------------------------------------------------------------------------------------
               FINANCIALS (1.6%)
               -----------------
               ASSET MANAGEMENT & CUSTODY BANKS (0.4%)
        3,900  Bank of New York Mellon Corp.                                               $          163
        2,100  BlackRock, Inc. "A"                                                                    429
       14,200  Janus Capital Group, Inc.                                                              330
                                                                                          ---------------
                                                                                                      922
                                                                                          ---------------
               INVESTMENT BANKING & BROKERAGE (0.1%)
        4,100  Charles Schwab Corp.                                                                    77
        5,500  Raymond James Financial, Inc.                                                          127
                                                                                          ---------------
                                                                                                      204
                                                                                          ---------------
               LIFE & HEALTH INSURANCE (0.1%)
       14,500  Unum Group                                                                             319
                                                                                          ---------------
               MULTI-SECTOR HOLDINGS (0.0%)
          900  Leucadia National Corp.                                                                 41
                                                                                          ---------------
               PROPERTY & CASUALTY INSURANCE (0.5%)
        9,600  Allied World Assurance Co. Holdings Ltd.                                               381
       24,200  Fidelity National Title Group, Inc. "A"                                                444
       11,300  First American Corp.                                                                   383
                                                                                          ---------------
                                                                                                    1,208
                                                                                          ---------------
               REGIONAL BANKS (0.1%)
        9,100  Popular, Inc.                                                                          106
                                                                                          ---------------
               REINSURANCE (0.2%)
        5,400  PartnerRe Ltd.                                                                         412
                                                                                          ---------------
               SPECIALIZED FINANCE (0.2%)
       10,200  NASDAQ Stock Market, Inc.  *                                                           394
                                                                                          ---------------
               Total Financials                                                                     3,606
                                                                                          ---------------

               HEALTH CARE (1.4%)
               ------------------
               BIOTECHNOLOGY (0.2%)
          800  Cephalon, Inc.  *                                                                       51
        9,700  Gilead Sciences, Inc.  *                                                               500
                                                                                          ---------------
                                                                                                      551
                                                                                          ---------------
               HEALTH CARE EQUIPMENT (0.5%)
        7,100  Baxter International, Inc.                                                             411
        1,400  Intuitive Surgical, Inc.  *                                                            454
        7,200  Kinetic Concepts, Inc.  *                                                              333
                                                                                          ---------------
                                                                                                    1,198
                                                                                          ---------------
               MANAGED HEALTH CARE (0.4%)
        6,200  Aetna, Inc.                                                                            261
        9,100  Health Net, Inc.  *                                                                    280
        5,900  Humana, Inc.  *                                                                        265
                                                                                          ---------------
                                                                                                      806
                                                                                          ---------------
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USAA TOTAL RETURN STRATEGY FUND
MARCH 31, 2008 (UNAUDITED)


                                                                                                    MARKET
       NUMBER                                                                                        VALUE
    OF SHARES  SECURITY                                                                              (000)
 ----------------------------------------------------------------------------------------------------------
               PHARMACEUTICALS (0.3%)
          800  Merck & Co., Inc.                                                           $           30
       14,600  Schering-Plough Corp.                                                                  211
       18,600  Sepracor, Inc.  *                                                                      363
                                                                                          ---------------
                                                                                                      604
                                                                                          ---------------
               Total Health Care                                                                    3,159
                                                                                          ---------------

               INDUSTRIALS (3.7%)
               ------------------
               AEROSPACE & DEFENSE (0.0%)
          200  Goodrich Corp.                                                                          12
          700  Honeywell International, Inc.                                                           39
                                                                                          ---------------
                                                                                                       51
                                                                                          ---------------
               AIRLINES (0.5%)
       18,000  Continental Airlines, Inc. "B"  *                                                      346
       28,100  Northwest Airlines Corp.  *                                                            253
       23,700  Southwest Airlines Co.                                                                 294
       26,700  US Airways Group, Inc.  *                                                              238
                                                                                          ---------------
                                                                                                    1,131
                                                                                          ---------------
               CONSTRUCTION & ENGINEERING (0.7%)
        3,200  Fluor Corp.                                                                            452
        5,000  Jacobs Engineering Group, Inc.  *                                                      368
        6,800  Shaw Group, Inc.  *                                                                    320
       10,500  URS Corp.  *                                                                           343
                                                                                          ---------------
                                                                                                    1,483
                                                                                          ---------------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.6%)
        5,400  Caterpillar, Inc.                                                                      423
        7,200  Cummins, Inc.                                                                          337
        8,700  PACCAR, Inc.                                                                           391
        5,600  Toro Co.                                                                               232
                                                                                          ---------------
                                                                                                    1,383
                                                                                          ---------------
               DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES (0.2%)
        6,600  Brink's Co.                                                                            443
                                                                                          ---------------
               ELECTRICAL COMPONENTS & EQUIPMENT (0.0%)
          300  Hubbell, Inc. "B"                                                                       13
                                                                                          ---------------
               ENVIRONMENTAL & FACILITIES SERVICES (0.3%)
       39,000  Allied Waste Industries, Inc.  *                                                       421
        2,900  Covanta Holding Corp.  *                                                                80
                                                                                          ---------------
                                                                                                      501
                                                                                          ---------------
               INDUSTRIAL CONGLOMERATES (0.2%)
        8,200  McDermott International, Inc.  *                                                       450
                                                                                          ---------------
               MARINE (0.2%)
        8,700  Kirby Corp.  *                                                                         496
                                                                                          ---------------
               OFFICE SERVICES & SUPPLIES (0.2%)
       13,600  HNI Corp.                                                                              366
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USAA TOTAL RETURN STRATEGY FUND
MARCH 31, 2008 (UNAUDITED)


                                                                                                    MARKET
       NUMBER                                                                                        VALUE
    OF SHARES  SECURITY                                                                              (000)
 ----------------------------------------------------------------------------------------------------------
        5,000  Steelcase, Inc. "A"                                                        $            55
                                                                                          ---------------
                                                                                                      421
                                                                                          ---------------
               RAILROADS (0.4%)
       12,000  Kansas City Southern  *                                                                481
        3,100  Union Pacific Corp.                                                                    389
                                                                                          ---------------
                                                                                                      870
                                                                                          ---------------
               TRUCKING (0.4%)
       11,400  JB Hunt Transport Services, Inc.                                                       358
        8,500  Ryder System, Inc.                                                                     518
        1,900  YRC Worldwide, Inc.  *                                                                  25
                                                                                          ---------------
                                                                                                      901
                                                                                          ---------------
               Total Industrials                                                                    8,143
                                                                                          ---------------

               INFORMATION TECHNOLOGY (2.8%)
               -----------------------------
               APPLICATION SOFTWARE (0.2%)
       49,500  Compuware Corp.  *                                                                     364
                                                                                          ---------------
               COMMUNICATIONS EQUIPMENT (0.3%)
       26,500  ADC Telecommunications, Inc.                                                           320
       10,800  CommScope, Inc.  *                                                                     376
                                                                                          ---------------
                                                                                                      696
                                                                                          ---------------
               COMPUTER HARDWARE (0.4%)
        3,500  Apple, Inc.  *                                                                         502
       24,000  Sun Microsystems, Inc.  *                                                              373
                                                                                          ---------------
                                                                                                      875
                                                                                          ---------------
               COMPUTER STORAGE & PERIPHERALS (0.5%)
        1,800  Lexmark International, Inc. "A"  *                                                      55
       16,000  NetApp, Inc.  *                                                                        321
       26,300  QLogic Corp.  *                                                                        404
       13,100  Western Digital Corp.  *                                                               354
                                                                                          ---------------
                                                                                                    1,134
                                                                                          ---------------
               DATA PROCESSING & OUTSOURCED SERVICES (0.5%)
       18,500  Broadridge Financial Solutions, Inc.                                                   326
        8,900  Computer Sciences Corp.  *                                                             363
       10,600  Hewitt Associates, Inc. "A"  *                                                         421
                                                                                          ---------------
                                                                                                    1,110
                                                                                          ---------------
               ELECTRONIC EQUIPMENT MANUFACTURERS (0.2%)
        9,200  Dolby Laboratories, Inc. "A"  *                                                        334
                                                                                          ---------------
               ELECTRONIC MANUFACTURING SERVICES (0.2%)
       12,300  Tyco Electronics Ltd.                                                                  422
                                                                                          ---------------
               OFFICE ELECTRONICS (0.0%)
        1,300  Zebra Technologies Corp. "A"  *                                                         43
                                                                                          ---------------
               SEMICONDUCTORS (0.3%)
       18,600  NVIDIA Corp.  *                                                                        368
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USAA TOTAL RETURN STRATEGY FUND
MARCH 31, 2008 (UNAUDITED)


                                                                                                    MARKET
       NUMBER                                                                                        VALUE
    OF SHARES  SECURITY                                                                              (000)
 ----------------------------------------------------------------------------------------------------------
       12,300  Texas Instruments, Inc.                                                    $           348
                                                                                          ---------------
                                                                                                      716
                                                                                          ---------------
               SYSTEMS SOFTWARE (0.2%)
       15,000  Microsoft Corp.                                                                        426
                                                                                          ---------------
               TECHNOLOGY DISTRIBUTORS (0.0%)
        1,900  Tech Data Corp.  *                                                                      62
                                                                                          ---------------
               Total Information Technology                                                         6,182
                                                                                          ---------------

               MATERIALS (1.2%)
               ----------------
               FERTILIZERS & AGRICULTURAL CHEMICALS (0.2%)
        3,900  Mosaic Co.  *                                                                          400
                                                                                          ---------------
               METAL & GLASS CONTAINERS (0.2%)
        8,400  Owens-Illinois, Inc.  *                                                                474
                                                                                          ---------------
               PAPER PACKAGING (0.1%)
       10,900  Temple-Inland, Inc.                                                                    139
                                                                                          ---------------
               STEEL (0.7%)
        9,300  AK Steel Holding Corp.                                                                 506
        4,000  Allegheny Technologies, Inc.                                                           286
        7,400  Reliance Steel & Aluminum Co.                                                          443
        3,700  United States Steel Corp.                                                              469
                                                                                          ---------------
                                                                                                    1,704
                                                                                          ---------------
               Total Materials                                                                      2,717
                                                                                          ---------------

               TELECOMMUNICATION SERVICES (0.8%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (0.7%)
       12,100  AT&T, Inc.                                                                             463
        9,900  Embarq Corp.                                                                           397
       11,700  Verizon Communications, Inc.                                                           427
       15,600  Windstream Corp.                                                                       186
                                                                                          ---------------
                                                                                                    1,473
                                                                                          ---------------
               WIRELESS TELECOMMUNICATION SERVICES (0.1%)
        8,800  Telephone & Data Systems, Inc.                                                         346
                                                                                          ---------------
               Total Telecommunication Services                                                     1,819
                                                                                          ---------------
               Total Common Stocks (cost: $42,552)                                                 38,847
                                                                                          ---------------

               EXCHANGE-TRADED FUNDS (79.1%)
    1,333,005  SPDR Trust Series 1  (b) (cost: $185,269)                                          175,917
                                                                                          ---------------

               MONEY MARKET INSTRUMENTS (0.7%)
               MONEY MARKET FUNDS (0.7%)
    1,575,324  SSgA Prime Money Market Fund, 3.26%(c) (cost: $1,575)                                1,575
                                                                                          ---------------


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USAA TOTAL RETURN STRATEGY FUND
MARCH 31, 2008 (UNAUDITED)


                                                                                                    MARKET
       NUMBER                                                                                        VALUE
    OF SHARES  SECURITY                                                                              (000)
 ----------------------------------------------------------------------------------------------------------

               TOTAL LONG POSITIONS  (COST: $229,396)                                     $       216,339


               TOTAL INVESTMENTS (COST: $229,396)                                         $       216,339
                                                                                          ---------------


               SHORT POSITIONS (17.6%)

               COMMON STOCKS (17.6%)

               CONSUMER DISCRETIONARY (3.3%)
               -----------------------------
               ADVERTISING (0.0%)
        7,800  Interpublic Group of Companies, Inc.  *                                    $            65
                                                                                          ---------------
               APPAREL & ACCESSORIES & LUXURY GOODS (0.5%)
       27,600  Jones Apparel Group, Inc.                                                              371
       17,800  Liz Claiborne, Inc.                                                                    323
        6,300  Polo Ralph Lauren Corp.                                                                367
                                                                                          ---------------
                                                                                                    1,061
                                                                                          ---------------
               APPAREL RETAIL (0.3%)
       40,000  Chico's FAS, Inc.  *                                                                   284
        9,800  Guess?, Inc.                                                                           397
                                                                                          ---------------
                                                                                                      681
                                                                                          ---------------
               AUTO PARTS & EQUIPMENT (0.3%)
       14,400  Gentex Corp.                                                                           247
       18,300  TRW Automotive Holdings Corp.  *                                                       428
                                                                                          ---------------
                                                                                                      675
                                                                                          ---------------
               AUTOMOTIVE RETAIL (0.0%)
        3,800  AutoNation, Inc.  *                                                                     57
                                                                                          ---------------
               BROADCASTING & CABLE TV (0.5%)
       18,000  Discovery Holding Co. "A"  *                                                           382
        4,600  Hearst-Argyle Television, Inc.                                                          95
        3,300  Liberty Media Corp. - Capital "A"  *                                                    52
       13,200  Liberty Media Corp. - Entertainment "A"  *                                             299
       23,200  Virgin Media, Inc.                                                                     326
                                                                                          ---------------
                                                                                                    1,154
                                                                                          ---------------
               CASINOS & GAMING (0.3%)
        8,600  International Game Technology                                                          346
        4,900  Las Vegas Sands Corp.  *                                                               361
                                                                                          ---------------
                                                                                                      707
                                                                                          ---------------
               CONSUMER ELECTRONICS (0.2%)
        9,900  Harman International Industries, Inc.                                                  431
                                                                                          ---------------
               DEPARTMENT STORES (0.5%)
        9,400  J.C. Penney Co., Inc.                                                                  354
       11,500  Nordstrom, Inc.                                                                        375
       25,800  Saks, Inc.  *                                                                          322
                                                                                          ---------------
                                                                                                    1,051
                                                                                          ---------------
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USAA TOTAL RETURN STRATEGY FUND
MARCH 31, 2008 (UNAUDITED)


                                                                                                    MARKET
       NUMBER                                                                                        VALUE
    OF SHARES  SECURITY                                                                              (000)
 ----------------------------------------------------------------------------------------------------------
               HOTELS, RESORTS, & CRUISE LINES (0.3%)
       11,700  Marriott International, Inc. "A"                                            $          402
        6,200  Orient Express Hotels Ltd. "A"                                                         268
        3,700  Wyndham Worldwide Corp.                                                                 76
                                                                                          ---------------
                                                                                                      746
                                                                                          ---------------
               HOUSEWARES & SPECIALTIES (0.2%)
        5,700  Fortune Brands, Inc.                                                                   396
                                                                                          ---------------
               TIRES & RUBBER (0.2%)
       15,000  Goodyear Tire & Rubber Co.  *                                                          387
                                                                                          ---------------
               Total Consumer Discretionary                                                         7,411
                                                                                          ---------------

               CONSUMER STAPLES (1.0%)
               -----------------------
               AGRICULTURAL PRODUCTS (0.2%)
        9,500  Archer-Daniels-Midland Co.                                                             391
                                                                                          ---------------
               DISTILLERS & VINTNERS (0.0%)
          200  Brown-Forman Corp. "B"                                                                  13
                                                                                          ---------------
               DRUG RETAIL (0.2%)
       11,400  Walgreen Co.                                                                           434
                                                                                          ---------------
               PACKAGED FOODS & MEAT (0.4%)
        7,100  Campbell Soup Co.                                                                      241
        2,000  J.M. Smucker Co.                                                                       101
       13,300  Kraft Foods, Inc. "A"                                                                  413
        7,500  Smithfield Foods, Inc.  *                                                              193
                                                                                          ---------------
                                                                                                      948
                                                                                          ---------------
               SOFT DRINKS (0.2%)
        9,700  Hansen Natural Corp.  *                                                                343
                                                                                          ---------------
               Total Consumer Staples                                                               2,129
                                                                                          ---------------

               ENERGY (1.4%)
               -------------
               COAL & CONSUMABLE FUELS (0.1%)
        6,400  Peabody Energy Corp.                                                                   326
                                                                                          ---------------
               OIL & GAS DRILLING (0.1%)
        3,400  Nabors Industries Ltd.  *                                                              115
                                                                                          ---------------
               OIL & GAS EQUIPMENT & SERVICES (0.3%)
        9,700  Cameron International Corp.  *                                                         404
        5,000  Smith International, Inc.                                                              321
                                                                                          ---------------
                                                                                                      725
                                                                                          ---------------
               OIL & GAS EXPLORATION & PRODUCTION (0.7%)
        9,400  Pioneer Natural Resources Co.                                                          462
        8,300  Plains Exploration & Production Co.  *                                                 441
       12,600  Quicksilver Resources, Inc.  *                                                         460
        3,400  Southwestern Energy Co.  *                                                             115
                                                                                          ---------------
                                                                                                    1,478
                                                                                          ---------------
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USAA TOTAL RETURN STRATEGY FUND
MARCH 31, 2008 (UNAUDITED)


                                                                                                    MARKET
       NUMBER                                                                                        VALUE
    OF SHARES  SECURITY                                                                              (000)
 ----------------------------------------------------------------------------------------------------------
               OIL & GAS STORAGE & TRANSPORTATION (0.2%)
        9,100  Teekay Corp.                                                                $          386
                                                                                          ---------------
               Total Energy                                                                         3,030
                                                                                          ---------------

               FINANCIALS (1.3%)
               -----------------
               CONSUMER FINANCE (0.2%)
        8,300  Capital One Financial Corp.                                                            409
                                                                                          ---------------
               INVESTMENT BANKING & BROKERAGE (0.2%)
        7,800  Merrill Lynch & Co., Inc.                                                              318
                                                                                          ---------------
               LIFE & HEALTH INSURANCE (0.0%)
        5,200  Conseco, Inc.  *                                                                        53
                                                                                          ---------------
               MULTI-LINE INSURANCE (0.1%)
        6,500  American International Group, Inc.                                                     281
                                                                                          ---------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.1%)
       13,600  Citigroup, Inc.                                                                        291
                                                                                          ---------------
               PROPERTY & CASUALTY INSURANCE (0.2%)
        4,600  Cincinnati Financial Corp.                                                             175
          600  White Mountains Insurance Group Ltd.                                                   288
                                                                                          ---------------
                                                                                                      463
                                                                                          ---------------
               REAL ESTATE MANAGEMENT & DEVELOPMENT (0.2%)
       20,700  CB Richard Ellis Group, Inc. "A"  *                                                    448
                                                                                          ---------------
               SPECIALIZED FINANCE (0.3%)
       14,600  CIT Group, Inc.                                                                        173
       10,700  Moody's Corp.                                                                          373
                                                                                          ---------------
                                                                                                      546
                                                                                          ---------------
               Total Financials                                                                     2,809
                                                                                          ---------------

               HEALTH CARE (2.1%)
               ------------------
               BIOTECHNOLOGY (0.7%)
       15,300  Amylin Pharmaceuticals, Inc.  *                                                        447
        6,500  Gen-Probe, Inc.  *                                                                     313
        5,500  Genentech, Inc.  *                                                                     447
       25,900  PDL BioPharma, Inc.  *                                                                 274
                                                                                          ---------------
                                                                                                    1,481
                                                                                          ---------------
               HEALTH CARE EQUIPMENT (0.2%)
       10,000  ResMed, Inc.  *                                                                        422
                                                                                          ---------------
               HEALTH CARE FACILITIES (0.5%)
       18,300  Brookdale Senior Living, Inc.                                                          437
       11,500  Community Health Systems, Inc.  *                                                      386
       63,400  Health Management Associates, Inc. "A"  *                                              336
                                                                                          ---------------
                                                                                                    1,159
                                                                                          ---------------
               HEALTH CARE SERVICES (0.0%)
          400  Laboratory Corp. of America Holdings  *                                                 30
                                                                                          ---------------

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USAA TOTAL RETURN STRATEGY FUND
MARCH 31, 2008 (UNAUDITED)


                                                                                                    MARKET
       NUMBER                                                                                        VALUE
    OF SHARES  SECURITY                                                                              (000)
 ----------------------------------------------------------------------------------------------------------
               HEALTH CARE SUPPLIES (0.2%)
        9,700  Cooper Companies, Inc.                                                      $          334
                                                                                          ---------------
               LIFE SCIENCES TOOLS & SERVICES (0.2%)
        4,000  Millipore Corp.  *                                                                     270
        3,900  Pharmaceutical Product Development, Inc.                                               163
        1,100  TECHNE Corp.  *                                                                         74
                                                                                          ---------------
                                                                                                      507
                                                                                          ---------------
               PHARMACEUTICALS (0.3%)
       37,000  APP Pharmaceuticals, Inc.  *                                                           447
       25,900  Mylan Laboratories, Inc.                                                               300
                                                                                          ---------------
                                                                                                      747
                                                                                          ---------------
               Total Health Care                                                                    4,680
                                                                                          ---------------

               INDUSTRIALS (3.4%)
               ------------------
               AEROSPACE & DEFENSE (0.2%)
        5,500  Raytheon Co.                                                                           355
                                                                                          ---------------
               AIR FREIGHT & LOGISTICS (0.8%)
        7,900  C.H. Robinson Worldwide, Inc.                                                          430
       10,200  Expeditors International of Washington, Inc.                                           461
        4,700  FedEx Corp.                                                                            435
       24,400  UTI Worldwide, Inc.                                                                    490
                                                                                          ---------------
                                                                                                    1,816
                                                                                          ---------------
               AIRLINES (0.1%)
       27,400  Delta Air Lines, Inc.  *                                                               236
                                                                                          ---------------
               BUILDING PRODUCTS (0.1%)
        9,600  Armstrong World Industries, Inc.                                                       342
                                                                                          ---------------
               CONSTRUCTION & ENGINEERING (0.2%)
          600  Foster Wheeler Ltd.  *                                                                  34
       16,800  Quanta Services, Inc.  *                                                               389
                                                                                          ---------------
                                                                                                      423
                                                                                          ---------------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.0%)
          300  Terex Corp.  *                                                                          19
                                                                                          ---------------
               DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES (0.4%)
       10,100  Corporate Executive Board Co.                                                          409
       11,700  Equifax, Inc.                                                                          403
                                                                                          ---------------
                                                                                                      812
                                                                                          ---------------
               ELECTRICAL COMPONENTS & EQUIPMENT (0.1%)
        2,300  AMETEK, Inc.                                                                           101
        2,700  Roper Industries, Inc.                                                                 160
                                                                                          ---------------
                                                                                                      261
                                                                                          ---------------
               HUMAN RESOURCES & EMPLOYMENT SERVICES (0.1%)
        9,200  Monster Worldwide, Inc.  *                                                             223
                                                                                          ---------------
               INDUSTRIAL CONGLOMERATES (0.3%)
       11,000  Carlisle Companies, Inc.                                                               368

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                              (continued)

USAA TOTAL RETURN STRATEGY FUND
MARCH 31, 2008 (UNAUDITED)


                                                                                                    MARKET
       NUMBER                                                                                        VALUE
    OF SHARES  SECURITY                                                                              (000)
 ----------------------------------------------------------------------------------------------------------
       10,100  General Electric Co.                                                       $           374
                                                                                          ---------------
                                                                                                      742
                                                                                          ---------------
               INDUSTRIAL MACHINERY (0.5%)
        7,100  Gardner Denver, Inc.  *                                                                264
       12,000  IDEX Corp.                                                                             368
       10,000  Ingersoll-Rand Co. Ltd. "A"                                                            446
                                                                                          ---------------
                                                                                                    1,078
                                                                                          ---------------
               MARINE (0.2%)
        9,100  Alexander & Baldwin, Inc.                                                              392
                                                                                          ---------------
               OFFICE SERVICES & SUPPLIES (0.2%)
        8,100  Avery Dennison Corp.                                                                   399
                                                                                          ---------------
               TRADING COMPANIES & DISTRIBUTORS (0.2%)
        9,800  MSC Industrial Direct Co., Inc. "A"                                                    414
                                                                                          ---------------
               Total Industrials                                                                    7,512
                                                                                          ---------------

               INFORMATION TECHNOLOGY (2.6%)
               -----------------------------
               APPLICATION SOFTWARE (0.3%)
       11,600  Amdocs Ltd.  *                                                                         329
        7,500  FactSet Research Systems, Inc.                                                         404
                                                                                          ---------------
                                                                                                      733
                                                                                          ---------------
               COMMUNICATIONS EQUIPMENT (0.5%)
       17,000  Cisco Systems, Inc.  *                                                                 409
       31,900  Motorola, Inc.                                                                         297
       57,200  Tellabs, Inc.  *                                                                       312
                                                                                          ---------------
                                                                                                    1,018
                                                                                          ---------------
               COMPUTER HARDWARE (0.1%)
       10,600  NCR Corp.  *                                                                           242
                                                                                          ---------------
               COMPUTER STORAGE & PERIPHERALS (0.2%)
       55,700  Brocade Communications Systems, Inc.  *                                                407
                                                                                          ---------------
               DATA PROCESSING & OUTSOURCED SERVICES (0.2%)
        2,900  Automatic Data Processing, Inc.                                                        123
        3,600  Convergys Corp.  *                                                                      54
       10,000  Fidelity National Information Services, Inc.                                           381
                                                                                          ---------------
                                                                                                      558
                                                                                          ---------------
               ELECTRONIC MANUFACTURING SERVICES (0.2%)
        7,600  Jabil Circuit, Inc.                                                                     72
       14,900  Trimble Navigation Ltd.  *                                                             426
                                                                                          ---------------
                                                                                                      498
                                                                                          ---------------
               IT CONSULTING & OTHER SERVICES (0.3%)
       13,000  Cognizant Technology Solutions Corp. "A"  *                                            375
       62,400  Unisys Corp.  *                                                                        276
                                                                                          ---------------
                                                                                                      651
                                                                                          ---------------
               SEMICONDUCTORS (0.8%)
       60,300  Advanced Micro Devices, Inc.  *                                                        355

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USAA TOTAL RETURN STRATEGY FUND
MARCH 31, 2008 (UNAUDITED)


                                                                                                    MARKET
       NUMBER                                                                                        VALUE
    OF SHARES  SECURITY                                                                              (000)
 ----------------------------------------------------------------------------------------------------------
        1,700  Cypress Semiconductor Corp.  *                                             $            40
       89,300  LSI Corp.  *                                                                           442
       60,300  Micron Technology, Inc.  *                                                             360
       22,300  Rambus, Inc.  *                                                                        520
                                                                                          ---------------
                                                                                                    1,717
                                                                                          ---------------
               Total Information Technology                                                         5,824
                                                                                          ---------------

               MATERIALS (1.0%)
               ----------------
               COMMODITY CHEMICALS (0.1%)
       22,000  Westlake Chemical Corp.                                                                287
                                                                                          ---------------
               CONSTRUCTION MATERIALS (0.4%)
       11,500  Eagle Materials, Inc.                                                                  409
        6,000  Vulcan Materials Co.                                                                   398
                                                                                          ---------------
                                                                                                      807
                                                                                          ---------------
               DIVERSIFIED METALS & MINING (0.2%)
        4,100  Freeport-McMoRan Copper & Gold, Inc.                                                   394
          900  Titanium Metals Corp.                                                                   14
                                                                                          ---------------
                                                                                                      408
                                                                                          ---------------
               FOREST PRODUCTS (0.3%)
       35,900  Louisiana-Pacific Corp.                                                                330
        6,600  Weyerhaeuser Co.                                                                       429
                                                                                          ---------------
                                                                                                      759
                                                                                          ---------------
               Total Materials                                                                      2,261
                                                                                          ---------------

               TELECOMMUNICATION SERVICES (0.9%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (0.2%)
        8,400  Citizens Communications Co.                                                             88
       12,700  NeuStar, Inc. "A"  *                                                                   336
                                                                                          ---------------
                                                                                                      424
                                                                                          ---------------
               WIRELESS TELECOMMUNICATION SERVICES (0.7%)
       11,400  Crown Castle International Corp.  *                                                    393
       11,333  Leap Wireless International, Inc.  *                                                   528
       10,500  NII Holdings, Inc.  *                                                                  334
       13,100  SBA Communications Corp. "A"  *                                                        391
                                                                                          ---------------
                                                                                                    1,646
                                                                                          ---------------
               Total Telecommunication Services                                                     2,070
                                                                                          ---------------

               UTILITIES (0.6%)
               ----------------
               GAS UTILITIES (0.2%)
        6,800  Equitable Resources, Inc.                                                              400
                                                                                          ---------------
               INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.3%)
       52,300  Dynegy, Inc. "A"  *                                                                    413
       10,000  Mirant Corp.  *                                                                        364
                                                                                          ---------------
                                                                                                      777
                                                                                          ---------------

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USAA TOTAL RETURN STRATEGY FUND
MARCH 31, 2008 (UNAUDITED)


                                                                                                    MARKET
       NUMBER                                                                                        VALUE
    OF SHARES  SECURITY                                                                              (000)
 ----------------------------------------------------------------------------------------------------------
               MULTI-UTILITIES (0.1%)
        4,300  Dominion Resources, Inc.                                                   $           176
                                                                                          ---------------
               Total Utilities                                                                      1,353
                                                                                          ---------------
               Total Common Stocks (proceeds: $42,802)                                             39,079
                                                                                          ---------------


               TOTAL SHORT POSITIONS  (PROCEEDS: $42,802)                                 $        39,079
                                                                                          ===============

       NUMBER
 OF CONTRACTS


               PURCHASED OPTIONS (0.1%)
           98  Put -  On S&P 500 Index expiring May 17, 2008 at 1275                                  279
                                                                                          ---------------


               TOTAL PURCHASED OPTIONS (COST: $373)                                       $           279
                                                                                          ===============


               WRITTEN OPTIONS (0.0%)
          (98) Put - On S&P 500 Index expiring April 19, 2008 at 1150                                  (9)
          (98) Call - On S&P 500 Index expiring April 19, 2008 at 1430                                 (6)
                                                                                          ---------------


               TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED: $58)                             $           (14)
                                                                                          ===============

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USAA TOTAL RETURN STRATEGY FUND
MARCH 31, 2008 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this quarterly report pertains only to the USAA Total Return Strategy Fund (the Fund), which is classified as nondiversified under the 1940 Act.

A. FAIR VALUE MEASUREMENTS - Effective January 1, 2008, the Fund adopted FASB Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157). This standard clarifies the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.

FAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three-level valuation hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Fund's own assumptions in determining the fair value.

A financial instrument's categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

B. SECURITY VALUATION - The fair value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs) and equity securities sold short, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. If no last sale or official closing price is reported or available, the

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USAA TOTAL RETURN STRATEGY FUND
MARCH 31, 2008 (unaudited)

average of the bid and asked prices is generally used. Equity securities are generally classified within level 1 of the valuation hierarchy.

2. Investments in open-end investment companies, other than ETFs, are valued at their net asset value (NAV) at the end of each business day. These investments are generally classified within level 1 of the valuation hierarchy.

3. Short-term securities with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value. These securities are generally classified within level 2 of the valuation hierarchy.

4. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of other factors such as type of issue, quality, coupon, maturity, call features, ratings, trading characteristics; indications as to values from dealers in securities; other observable market data such as yields or prices of securities of comparable quality, coupon, maturity, and type; and general market conditions. These securities are generally classified within level 2 of the valuation hierarchy.

5. Repurchase agreements are valued at cost, which approximates market value, and are primarily classified within level 2 of the valuation hierarchy.

6. Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV. These financial instruments are generally classified within level 1 of the valuation hierarchy.

7. Securities for which active market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing

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USAA TOTAL RETURN STRATEGY FUND
MARCH 31, 2008 (unaudited)


these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold. The Manager seeks to maximize the use of observable inputs to the extent possible. In certain cases where there is limited activity or less transparency around the inputs used in the valuation, the securities are classified within level 3 of the valuation hierarchy.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund's assets carried at fair value:

                                              Investments in
Valuation Inputs                                  Securities   Purchased Options
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                         $216,339,000           $279,000
Level 2 - Other Significant Observable Inputs              -                  -
Level 3 - Significant Unobservable Inputs                  -                  -
--------------------------------------------------------------------------------
Total                                           $216,339,000           $279,000
================================================================================

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund's liabilities carried at fair value:
                                        Securities Sold Short    Options Written
Valuation Inputs                                     (Note D)           (Note E)
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                          $39,079,000            $14,000
Level 2 - Other Significant Observable Inputs              -                  -
Level 3 - Significant Unobservable Inputs                  -                  -
--------------------------------------------------------------------------------
Total                                            $39,079,000             $14,000
================================================================================

C. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. Obligations pledged as collateral are required to maintain a value equal to or in excess of the repurchase agreement price plus accrued interest and are held by

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USAA TOTAL RETURN STRATEGY FUND
MARCH 31, 2008 (unaudited)


the Fund, through either its regular custodian or a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements. As of March 31, 2008, the Fund did not invest in any repurchase agreements.

D. SHORT POSITIONS - The Fund may engage in short sales (selling securities it does not own) as part of its normal investment activities. Short positions are collateralized by cash proceeds from the short sales and by designated long positions. In order to sell securities it does not own, the Fund must borrow the securities from a broker or lending agent. If the borrowed security pays a dividend during this time, the Fund must pay the amount of the dividend to the broker or lending agent. This amount is shown as "dividend expense" on the Fund's statement of operations. The Fund is subject to risk of loss if the broker executing the short sale or the lending agent were to fail to perform its obligation under the contractual terms.

Short sales involve the risk that the Fund will incur a loss by subsequently buying the security at a higher price than the price at which the Fund previously sold the security short. Short sale transactions result in off-balance-sheet risk because the ultimate obligation may exceed the amount recorded as a liability. Because the Fund's loss on a short sale stems from increases in the value of the security sold short, the extent of such loss, like the price of the security sold short, is theoretically unlimited. By contrast, a Fund's loss on a long position arises from decreases in the value of the security held by the Fund and therefore is limited by the fact that a security's value cannot drop below zero. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

The Fund may not always be able to close out a short position at a particular time or at an acceptable price. The lender of securities sold short may request that borrowed securities be returned to it on short notice, and the Fund may have to buy the borrowed securities at an unfavorable price. If this occurs at a time when other short sellers of the same security also want to cover their positions, it is more likely that the Fund will have to cover its short sale at an unfavorable price and potentially reduce or eliminate any gain, or increase or cause a loss, as a result of the short sale.

E. OPTION TRANSACTIONS - The Fund may write (sell) and purchase options on securities or securities indexes. Writing put options tends to increase the Fund's participation in downward movements of the underlying security or index. Writing call options tends to decrease the Fund's participation in upwards movements of the underlying security or index. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The

18

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USAA TOTAL RETURN STRATEGY FUND
MARCH 31, 2008 (unaudited)

difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security or index in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as a writer of an option bears the market risk of an unfavorable change in the price of the security or index underlying the written option. A written put option has defined risk, that is, the difference between the agreed upon price that the Fund must pay to the buyer upon exercise of the put and the value, which could be zero, of the asset at the time of exercise.

Purchasing call options tends to increase the Fund's participation in upward movements of the underlying security or index. Purchasing put options tends to decrease the Fund's participation in downward movements of the underlying security or index. The Fund pays a premium which is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchased options which are exercised are added to the cost of the securities acquired for call options or offset against the proceeds received from the sale of the underlying securities for put options. Premiums paid for purchasing options that are closed through an offsetting sale transaction become a component of realized gain/loss.

F. As of March 31, 2008, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of March 31, 2008, were $6,668,000 and $16,052,000, respectively, resulting in net unrealized depreciation of $9,384,000.

G. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $222,377,000 at March 31, 2008, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

SPDR Standard & Poor's depositary receipt, or "Spider," is an exchange-traded fund based on either the S&P 500 Index or the S&P MidCap 400 Index, and is traded on the American Stock Exchange (AMEX).

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                              (continued)

USAA TOTAL RETURN STRATEGY FUND
MARCH 31, 2008 (unaudited)


SPECIFIC NOTES

(a) Securities are pledged with a broker as collateral for short positions borrowed.
(b) At March 31, 2008, a portion of this security is segregated as collateral to cover outstanding written option calls.
(c) Rate represents the money market fund annualized seven-day yield at March 31, 2008.
 *   Non-income-producing  security for the 12 months preceding March 31, 2008.







ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended March 31, 2008

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    MAY 26, 2008
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    MAY 30, 2008
         ------------------------------


By:*     /s/ ROBERT GALINDO, JR.
         ----------------------------------------------------
         Signature and Title:  Robert Galindo, Jr., Treasurer

Date:    MAY 28, 2008
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.